Tradr 2X Long QUBT Daily ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2025 (Unaudited)

Value

Other Assets in Excess of Liabilities — 100.0%	$2,798,422
TOTAL NET ASSETS — 100.0%	$2,798,422

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Marex	Quantum Computing, Inc.	Receive	9.58% (OBFR01* + 525bps)	At Maturity	7/24/2026	$5,246,707	$-	$360,306
TOTAL EQUITY SWAP CONTRACTS								$360,306

*	OBFR01 - Overnight Bank Funding Rate, 4.33% as of June 30, 2025.